Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended	3 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended
	Jun. 24, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2013 Convertible Preferred Stock	Oct. 02, 2013 Convertible Preferred Stock Maximum	Oct. 02, 2013 Convertible Preferred Stock Minimum	Jun. 24, 2013 Common Stock	Sep. 30, 2013 Common Stock	Jun. 30, 2013 Common Stock	Jun. 30, 2012 Common Stock	Jun. 30, 2011 Common Stock	Jun. 30, 2009 Common Stock	Jun. 30, 2008 Common Stock	Sep. 30, 2013 Common Stock Including Additional Paid in Capital
Class of Stock [Line Items]
Common stock issued at conversion of preferred stock, shares	135								220			56,250	73,333	202,846	11,786	136,688	500	5,556
Issuance of common stock in lieu of cash payment for dividends, shares													2,524
Issuance of common stock in lieu of cash payment for dividends																			$ 12,623
Preferred stock, shares outstanding									580
Dividends accrued on preferred stock		$ 9,000	$ (64,722)	$ 20,000	$ 114,474	$ 122,252	$ 20,000	$ 143,474	$ 29,000
Adjusted conversion price range										3.00	2.50